SHARE-BASED COMPENSATION - Stock Option and Restricted Stock Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Restricted Stock [Member]
SHARE-BASED COMPENSATION [Abstract]
Granted (in Shares)	129,792
Granted (in Dollars per share)	$ 74.02	$ 56.5	$ 56.5
Aggregated fair value of restricted shares (in Dollars)	$ 8.5	$ 7.8	$ 7.1
Director LTIP 2024 [Member]
SHARE-BASED COMPENSATION [Abstract]
Number of shares authorized (in Shares)	300,000
Director LTIP 2024 [Member] | Restricted Stock [Member]
SHARE-BASED COMPENSATION [Abstract]
Granted (in Shares)	7,966
Granted to date (in Shares)	7,966
Director LTIP 2017 [Member] | Restricted Stock [Member]
SHARE-BASED COMPENSATION [Abstract]
Granted (in Shares)	729
Granted to date (in Shares)	115,665
Director LTIP 2017 [Member] | Tranche One [Member]
SHARE-BASED COMPENSATION [Abstract]
Shares vesting period	1 year
2021 Employee LTIP [Member]
SHARE-BASED COMPENSATION [Abstract]
Number of shares authorized (in Shares)	3,000,000
2021 Employee LTIP [Member] | Restricted Stock [Member]
SHARE-BASED COMPENSATION [Abstract]
Granted (in Shares)	121,097
Granted to date (in Shares)	412,605